Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000002089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000002090
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000004802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000085576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000089421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	16.86%	6.67%		6.15%
C000092338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	22.03%	7.15%		5.99%
C000002969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000002970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000004803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000079122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000089422
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	23.96%	10.28%		8.37%
C000092339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	29.51%	10.78%		8.23%
C000185590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000004768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000004769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000004770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000079123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000089424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	20.16%	8.66%		6.82%
C000092341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	25.56%	9.17%		6.70%
C000180103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000004784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000004785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000004786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000079124
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000089428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	14.61%	4.53%		3.31%
C000092345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	19.59%	4.98%		3.15%
C000185593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000167879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000167880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000167881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000211731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000206039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000206040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000206041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000002089
Average Annual Return [Line Items]
Average Annual Return, Percent	24.37%	8.29%		7.13%
Without Sales Load [Member] | C000002090
Average Annual Return [Line Items]
Average Annual Return, Percent	24.01%	7.97%		6.80%
Without Sales Load [Member] | C000004802
Average Annual Return [Line Items]
Average Annual Return, Percent	23.74%	7.76%		6.61%
Without Sales Load [Member] | C000085576
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	8.21%		7.08%
Without Sales Load [Member] | C000089421
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%	7.94%		6.78%
Without Sales Load [Member] | C000092338
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	7.15%		5.99%
Without Sales Load [Member] | C000002969
Average Annual Return [Line Items]
Average Annual Return, Percent	31.97%	11.94%		9.39%
Without Sales Load [Member] | C000002970
Average Annual Return [Line Items]
Average Annual Return, Percent	31.54%	11.59%		9.03%
Without Sales Load [Member] | C000004803
Average Annual Return [Line Items]
Average Annual Return, Percent	31.28%	11.43%		8.87%
Without Sales Load [Member] | C000079122
Average Annual Return [Line Items]
Average Annual Return, Percent	31.84%	11.87%		9.31%
Without Sales Load [Member] | C000089422
Average Annual Return [Line Items]
Average Annual Return, Percent	31.53%	11.59%		9.01%
Without Sales Load [Member] | C000092339
Average Annual Return [Line Items]
Average Annual Return, Percent	30.51%	10.78%		8.23%
Without Sales Load [Member] | C000185590
Average Annual Return [Line Items]
Average Annual Return, Percent	32.02%	12.00%		9.41%
Without Sales Load [Member] | C000004768
Average Annual Return [Line Items]
Average Annual Return, Percent	28.05%	10.43%		7.91%
Without Sales Load [Member] | C000004769
Average Annual Return [Line Items]
Average Annual Return, Percent	27.60%	10.06%		7.55%
Without Sales Load [Member] | C000004770
Average Annual Return [Line Items]
Average Annual Return, Percent	27.40%	9.90%		7.38%
Without Sales Load [Member] | C000079123
Average Annual Return [Line Items]
Average Annual Return, Percent	27.97%	10.35%		7.82%
Without Sales Load [Member] | C000089424
Average Annual Return [Line Items]
Average Annual Return, Percent	27.50%	9.96%		7.46%
Without Sales Load [Member] | C000092341
Average Annual Return [Line Items]
Average Annual Return, Percent	26.56%	9.17%		6.70%
Without Sales Load [Member] | C000180103
Average Annual Return [Line Items]
Average Annual Return, Percent	28.10%	10.47%		7.93%
Without Sales Load [Member] | C000004784
Average Annual Return [Line Items]
Average Annual Return, Percent	22.05%	6.20%		4.34%
Without Sales Load [Member] | C000004785
Average Annual Return [Line Items]
Average Annual Return, Percent	21.71%	5.85%		3.98%
Without Sales Load [Member] | C000004786
Average Annual Return [Line Items]
Average Annual Return, Percent	21.50%	5.71%		3.85%
Without Sales Load [Member] | C000079124
Average Annual Return [Line Items]
Average Annual Return, Percent	22.01%	6.13%		4.27%
Without Sales Load [Member] | C000089428
Average Annual Return [Line Items]
Average Annual Return, Percent	21.63%	5.77%		3.93%
Without Sales Load [Member] | C000092345
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%	4.98%		3.15%
Without Sales Load [Member] | C000185593
Average Annual Return [Line Items]
Average Annual Return, Percent	22.17%	6.28%		4.39%
Without Sales Load [Member] | C000167879
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%	(0.25%)	0.68%
Without Sales Load [Member] | C000167880
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%	(0.60%)	0.32%
Without Sales Load [Member] | C000167881
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%	(0.38%)	0.56%
Without Sales Load [Member] | C000211731
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	(0.24%)	0.68%
Without Sales Load [Member] | C000206039
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%	4.85%		4.58%
Without Sales Load [Member] | C000206040
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%	4.46%		4.36%
Without Sales Load [Member] | C000206041
Average Annual Return [Line Items]
Average Annual Return, Percent	18.31%	4.67%		4.48%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%		13.00%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.22%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.22%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.22%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.22%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: MSCI® EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE Index (Net)
Average Annual Return, Percent	22.97%	6.24%		5.27%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Average Annual Return, Percent	22.49%	6.23%		6.14%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Average Annual Return, Percent	22.49%	6.23%		6.14%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Average Annual Return, Percent	22.49%	6.23%		6.14%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Average Annual Return, Percent	22.49%	6.23%		6.14%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Average Annual Return, Percent	22.49%	6.23%		6.14%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Balanced Composite Index (40% Bloomberg US Aggregate Bond Index/60% Russell 1000 Value Index)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Composite Index
Average Annual Return, Percent	22.49%	6.23%		6.14%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.14%		8.87%
AMERICAN BEACON INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%	8.42%		7.33%
AMERICAN BEACON INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%	8.42%		7.33%
AMERICAN BEACON INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%	8.42%		7.33%
AMERICAN BEACON INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%	8.42%		7.33%
AMERICAN BEACON INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%	8.42%		7.33%
AMERICAN BEACON INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%	8.42%		7.33%
AMERICAN BEACON INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%	8.42%		7.33%
AMERICAN BEACON INDEX: MSCI® ACWI ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI ex USA Small Cap Index (Net)
Average Annual Return, Percent	23.73%	6.21%		5.76%
AMERICAN BEACON INDEX: MSCI® ACWI ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI ex USA Small Cap Index (Net)
Average Annual Return, Percent	23.73%	6.21%		5.76%
AMERICAN BEACON INDEX: MSCI® ACWI ex USA Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI ex USA Small Cap Index (Net)
Average Annual Return, Percent	23.73%	6.21%		5.76%